Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.7%

Security	Shares	Value
Aerospace & Defense — 1.4%
Airbus SE(1)(2)	56,122	$6,365,204
General Dynamics Corp.(2)	6,866	1,246,591
L3Harris Technologies, Inc.(2)	7,755	1,571,783
Northrop Grumman Corp.(2)	6,763	2,188,777
Raytheon Technologies Corp.(2)	47,912	3,702,160
Textron, Inc.(2)	16,487	924,591

		$15,999,106

Air Freight & Logistics — 0.6%
Deutsche Post AG(2)	120,188	$6,593,618
Expeditors International of Washington, Inc.(2)	3,871	416,868

		$7,010,486

Auto Components — 0.6%
Cie Generale des Etablissements Michelin SCA(2)	12,277	$1,838,728
Denso Corp.	47,300	3,153,213
Toyota Industries Corp.	6,400	571,900
Yokohama Rubber Co., Ltd. (The)	75,500	1,356,292

		$6,920,133

Automobiles — 1.7%
Daimler AG(2)	26,925	$2,403,048
Honda Motor Co., Ltd.	24,800	747,609
Isuzu Motors, Ltd.	58,000	622,909
Mazda Motor Corp.	26,000	213,027
Tesla, Inc.(1)(2)	11,600	7,747,988
Toyota Motor Corp.	12,900	1,003,878
Volkswagen AG, PFC Shares	24,779	6,936,154

		$19,674,613

Banks — 4.0%
Bank of America Corp.(2)	50,000	$1,934,500
BNP Paribas S.A.(1)(2)	75,132	4,577,740
Credit Agricole S.A.(1)(2)	88,088	1,275,709
Danske Bank A/S(2)	72,886	1,363,507
Fifth Third Bancorp(2)	47,006	1,760,375
HSBC Holdings PLC(2)	700,000	4,080,069
Huntington Bancshares, Inc.(2)	197,053	3,097,673
ING Groep NV(2)	315,384	3,852,126
Intesa Sanpaolo SpA(1)	2,079,278	5,633,952
JPMorgan Chase & Co.(2)	47,825	7,280,400
KBC Group NV(1)	22,722	1,653,285
KeyCorp(2)	163,919	3,275,102

Security	Shares	Value
Lloyds Banking Group PLC(1)	2,000,000	$1,173,249
Natwest Group PLC	500,000	1,352,914
PNC Financial Services Group, Inc. (The)(2)	6,406	1,123,676
Shinsei Bank, Ltd.	31,400	507,457
Standard Chartered PLC	43,591	300,147
Truist Financial Corp.(2)	25,182	1,468,614

		$45,710,495

Beverages — 1.5%
Coca-Cola Co. (The)(2)	24,571	$1,295,137
Constellation Brands, Inc., Class A(2)	29,994	6,838,632
Heineken Holding NV	24,773	2,201,283
Heineken NV	7,692	789,644
Kirin Holdings Co., Ltd.	54,500	1,045,753
PepsiCo, Inc.(2)	29,721	4,204,035
Takara Holdings, Inc.	20,500	279,346

		$16,653,830

Biotechnology — 1.5%
AbbVie, Inc.(2)	26,528	$2,870,860
Amgen, Inc.(2)	31,960	7,951,968
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	723,688
Gilead Sciences, Inc.(2)	87,511	5,655,836

		$17,202,352

Building Products — 0.5%
Daikin Industries, Ltd.	26,200	$5,296,556

		$5,296,556

Capital Markets — 1.4%
3i Group PLC	30,000	$476,775
CME Group, Inc.	2,281	465,849
London Stock Exchange Group PLC	14,000	1,338,393
Moody’s Corp.(2)	12,481	3,726,951
S&P Global, Inc.(2)	13,142	4,637,418
Schroders PLC(2)	42,659	2,058,165
St. James’s Place PLC(2)	209,534	3,678,640

		$16,382,191

Chemicals — 4.2%
Air Liquide S.A.	38,480	$6,282,857
Air Products and Chemicals, Inc.(2)	26,448	7,440,880
Akzo Nobel NV	2,842	317,297
BASF SE(2)	67,072	5,573,883
Corteva, Inc.(2)	4,706	219,394
Daicel Corp.(2)	51,000	392,957
Dow, Inc.	4,706	300,902
DuPont de Nemours, Inc.	4,706	363,680
Eastman Chemical Co.(2)	20,943	2,306,243
Johnson Matthey PLC(2)	62,141	2,581,336
Linde PLC(1)(2)	47,250	13,253,815

Security	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	18,200	$447,679
Nitto Denko Corp.	22,800	1,954,430
Shin-Etsu Chemical Co., Ltd.	21,800	3,692,927
Sumitomo Chemical Co., Ltd.	35,700	185,221
Toray Industries, Inc.	56,000	361,549
Tosoh Corp.	85,900	1,645,195

		$47,320,245

Commercial Services & Supplies — 0.4%
Rentokil Initial PLC(1)	97,214	$649,038
SECOM Co., Ltd.	29,900	2,520,619
Waste Management, Inc.(2)	10,662	1,375,611

		$4,545,268

Communications Equipment — 1.3%
Cisco Systems, Inc.(2)	256,106	$13,243,241
Nokia Oyj(1)	317,042	1,266,150

		$14,509,391

Construction & Engineering — 0.2%
Ferrovial S.A.	84,502	$2,208,116

		$2,208,116

Construction Materials — 0.3%
CRH PLC	62,332	$2,916,932

		$2,916,932

Consumer Finance — 0.4%
American Express Co.(2)	31,280	$4,424,243
Navient Corp.	43,966	629,154

		$5,053,397

Containers & Packaging — 0.3%
Smurfit Kappa Group PLC	61,889	$2,905,536

		$2,905,536

Distributors — 0.2%
LKQ Corp.(1)(2)	53,930	$2,282,857

		$2,282,857

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)(2)	12,353	$3,155,821
Groupe Bruxelles Lambert S.A.	4,239	438,507
M&G PLC	286,752	819,441
ORIX Corp.	41,300	698,498

		$5,112,267

Diversified Telecommunication Services — 0.8%
Deutsche Telekom AG(2)	318,536	$6,419,590
United Internet AG	52,975	2,126,735
Verizon Communications, Inc.	4,900	284,935

		$8,831,260

Security	Shares	Value
Electric Utilities — 1.4%
Acciona S.A.	8,786	$1,476,344
Edison International(2)	19,359	1,134,437
Enel SpA	226,448	2,252,558
Iberdrola S.A.(2)	741,266	9,567,461
NextEra Energy, Inc.(2)	26,000	1,965,860

		$16,396,660

Electrical Equipment — 0.9%
ABB, Ltd.(2)	107,459	$3,269,059
Fujikura, Ltd.(1)	69,000	339,694
Legrand S.A.(2)	47,726	4,434,130
Siemens Energy AG(1)	55,583	1,995,953

		$10,038,836

Electronic Equipment, Instruments & Components — 1.2%
Alps Alpine Co., Ltd.	101,500	$1,346,139
Corning, Inc.(2)	19,975	869,112
Halma PLC	75,704	2,476,782
Kyocera Corp.	33,800	2,150,691
Taiyo Yuden Co., Ltd.	51,500	2,432,176
TDK Corp.	31,100	4,329,361

		$13,604,261

Entertainment — 2.5%
Electronic Arts, Inc.(2)	45,613	$6,174,632
Netflix, Inc.(1)(2)	20,000	10,433,200
Vivendi S.A.	108,427	3,558,969
Walt Disney Co. (The)(1)(2)	42,417	7,826,785

		$27,993,586

Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.(2)	17,793	$4,253,595
British Land Co. PLC (The)	35,000	243,502
Capital & Counties Properties PLC	189,600	446,177

		$4,943,274

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.(2)	10,600	$3,736,288
Seven & i Holdings Co., Ltd.	33,700	1,360,853
Tesco PLC	703,357	2,220,657
Walmart, Inc.(2)	5,517	749,374

		$8,067,172

Food Products — 2.6%
Mondelez International, Inc., Class A(2)	107,285	$6,279,391
Nestle S.A.(2)	203,470	22,682,101
Nissin Foods Holdings Co., Ltd.	10,000	741,415
Toyo Suisan Kaisha, Ltd.	5,000	209,845

		$29,912,752

Security	Shares	Value
Gas Utilities — 0.1%
Italgas SpA	35,014	$227,384
Snam SpA	175,073	970,593

		$1,197,977

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories(2)	80,752	$9,677,320
Olympus Corp.	27,600	572,531
Smith & Nephew PLC	80,000	1,518,797
Terumo Corp.	112,600	4,074,803

		$15,843,451

Health Care Providers & Services — 1.5%
CVS Health Corp.(2)	49,398	$3,716,212
McKesson Corp.(2)	10,557	2,059,037
UnitedHealth Group, Inc.(2)	30,601	11,385,714

		$17,160,963

Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.(1)(2)	3,247	$7,564,990
Yum! Brands, Inc.(2)	42,716	4,621,017

		$12,186,007

Household Durables — 0.8%
Barratt Developments PLC(1)(2)	257,503	$2,648,678
Casio Computer Co., Ltd.	63,200	1,194,331
PulteGroup, Inc.(2)	70,920	3,719,045
Sekisui Chemical Co., Ltd.	61,000	1,174,575

		$8,736,629

Household Products — 0.8%
Clorox Co. (The)(2)	13,090	$2,524,799
Henkel AG & Co. KGaA, PFC Shares	18,309	2,058,548
Kimberly-Clark Corp.(2)	4,027	559,954
Procter & Gamble Co. (The)(2)	6,074	822,602
Reckitt Benckiser Group PLC	28,566	2,556,950

		$8,522,853

Industrial Conglomerates — 2.0%
3M Co.(2)	2,786	$536,807
Honeywell International, Inc.(2)	25,826	5,606,050
Nisshinbo Holdings, Inc.	104,000	775,509
Siemens AG(2)	94,409	15,512,482

		$22,430,848

Security	Shares	Value
Insurance — 3.6%
Ageas S.A./NV	22,500	$1,358,689
Allianz SE(2)	58,164	14,794,310
Allstate Corp. (The)(2)	14,927	1,715,112
Chubb, Ltd.(2)	7,404	1,169,610
Cincinnati Financial Corp.(2)	23,801	2,453,645
Hannover Rueck SE	7,000	1,278,254
Hartford Financial Services Group, Inc.(2)	20,077	1,340,943
Legal & General Group PLC	250,000	959,879
Lincoln National Corp.(2)	17,183	1,069,985
Marsh & McLennan Cos., Inc.(2)	31,342	3,817,456
MS&AD Insurance Group Holdings, Inc.	37,200	1,094,274
Principal Financial Group, Inc.(2)	17,247	1,034,130
Prudential Financial, Inc.(2)	13,233	1,205,526
Prudential PLC(2)	256,173	5,457,130
SCOR SE(1)(2)	61,069	2,080,192

		$40,829,135

Interactive Media & Services — 5.4%
Alphabet, Inc., Class A(1)(2)	9,327	$19,237,124
Alphabet, Inc., Class C(1)(2)	9,093	18,810,053
Facebook, Inc., Class A(1)(2)	80,100	23,591,853

		$61,639,030

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(1)(2)	13,801	$42,701,398
Ocado Group PLC(1)(2)	44,101	1,236,467
Prosus NV	27,000	3,004,525

		$46,942,390

IT Services — 3.8%
Adyen NV(3)	1,300	$2,900,825
Amadeus IT Group S.A.(1)	61,489	4,379,743
Atos SE(1)	13,728	1,070,301
Capgemini SE(2)	29,097	4,947,273
Cognizant Technology Solutions Corp., Class A(2)	38,672	3,021,057
Fidelity National Information Services, Inc.(2)	37,273	5,240,956
Mastercard, Inc., Class A(2)	16,997	6,051,782
NTT Data Corp.	62,200	964,654
Obic Co., Ltd.	2,300	422,031
Otsuka Corp.	15,600	731,467
PayPal Holdings, Inc.(1)(2)	52,937	12,855,221
Perspecta, Inc.(2)	2,147	62,370
Worldline S.A.(1)(3)	2,251	188,447

		$42,836,127

Leisure Products — 0.2%
Hasbro, Inc.(2)	20,651	$1,984,974
Yamaha Corp.	6,800	370,553

		$2,355,527

Security	Shares	Value
Life Sciences Tools & Services — 0.8%
PerkinElmer, Inc.(2)	6,547	$839,915
Thermo Fisher Scientific, Inc.(2)	17,359	7,922,300

		$8,762,215

Machinery — 1.6%
Dover Corp.(2)	7,424	$1,018,053
Ebara Corp.	25,500	1,040,466
FANUC Corp.	21,427	5,151,202
Kawasaki Heavy Industries, Ltd.(1)	3,100	76,843
Komatsu, Ltd.	29,200	904,888
Makita Corp.	7,700	330,729
NSK, Ltd.	6,000	61,691
Parker-Hannifin Corp.(2)	7,147	2,254,378
SMC Corp.	1,500	873,570
Snap-on, Inc.(2)	6,143	1,417,436
Stanley Black & Decker, Inc.(2)	24,657	4,923,263

		$18,052,519

Media — 1.4%
Charter Communications, Inc., Class A(1)(2)	9,419	$5,811,711
Comcast Corp., Class A(2)	170,562	9,229,110
Hakuhodo DY Holdings, Inc.	20,900	349,075

		$15,389,896

Metals & Mining — 0.9%
Glencore PLC(1)	1,152,251	$4,524,202
Rio Tinto PLC(2)	72,129	5,502,583

		$10,026,785

Multi-Utilities — 1.0%
CMS Energy Corp.(2)	108,509	$6,642,921
Engie S.A.(1)	212,752	3,022,209
NiSource, Inc.(2)	42,420	1,022,746
Veolia Environnement S.A.	37,663	966,227

		$11,654,103

Multiline Retail — 0.6%
Next PLC(1)(2)	41,584	$4,506,959
Target Corp.(2)	13,800	2,733,366

		$7,240,325

Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.(2)	36,290	$3,802,829
Idemitsu Kosan Co., Ltd.	16,200	418,204
Marathon Petroleum Corp.(2)	27,916	1,493,227
Phillips 66(2)	36,105	2,944,002
Royal Dutch Shell PLC, Class A(2)	120,000	2,332,673
Royal Dutch Shell PLC, Class B	148,058	2,725,369
TOTAL SE(2)	245,487	11,444,542

		$25,160,846

Security	Shares	Value
Paper & Forest Products — 0.1%
Mondi PLC	38,326	$977,055
Oji Holdings Corp.	13,000	84,292

		$1,061,347

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A(2)	20,577	$5,984,821
Kao Corp.	28,554	1,889,379
Unilever PLC(4)	25,759	1,437,345
Unilever PLC(4)	128,549	7,176,989

		$16,488,534

Pharmaceuticals — 5.8%
Astellas Pharma, Inc.	205,900	$3,171,744
AstraZeneca PLC(2)	56,549	5,644,069
Bayer AG(2)	26,130	1,655,935
Bristol-Myers Squibb Co.(2)	35,160	2,219,651
Chugai Pharmaceutical Co., Ltd.	105,900	4,303,123
Eisai Co., Ltd.	13,646	917,203
Eli Lilly & Co.(2)	13,232	2,472,002
Johnson & Johnson(2)	13,558	2,228,257
Merck & Co., Inc.(2)	63,340	4,882,881
Novartis AG(2)	142,782	12,205,100
Pfizer, Inc.(2)	14,458	523,813
Roche Holding AG PC(2)	45,591	14,768,891
Sanofi(2)	95,989	9,491,791
UCB S.A.	9,177	872,401
Viatris, Inc.(1)(2)	1,793	25,048

		$65,381,909

Professional Services — 0.7%
Equifax, Inc.(2)	11,910	$2,157,258
Experian PLC	85,608	2,949,277
Recruit Holdings Co., Ltd.	12,500	613,828
Robert Half International, Inc.(2)	30,884	2,411,114
Wolters Kluwer NV	961	83,467

		$8,214,944

Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)(2)	37,761	$2,987,273
Daito Trust Construction Co., Ltd.	5,500	639,064
Heiwa Real Estate Co., Ltd.	34,400	1,076,232
Sumitomo Realty & Development Co., Ltd.	13,600	481,759

		$5,184,328

Road & Rail — 1.2%
Central Japan Railway Co.	3,400	$509,049
CSX Corp.(2)	79,314	7,647,456
East Japan Railway Co.	2,900	206,211
Kansas City Southern(2)	15,468	4,082,314
Keio Corp.	15,200	1,023,381

		$13,468,411

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 6.7%
ASML Holding NV(2)	28,290	$17,357,873
Infineon Technologies AG	66,560	2,831,967
Intel Corp.(2)	255,724	16,366,336
Marvell Technology Group, Ltd.(2)	82,514	4,041,536
Maxim Integrated Products, Inc.(2)	18,000	1,644,660
NXP Semiconductors NV(2)	40,985	8,251,920
STMicroelectronics NV	35,000	1,337,187
Texas Instruments, Inc.(2)	78,884	14,908,287
Tokyo Electron, Ltd.	22,300	9,692,324

		$76,432,090

Software — 6.1%
Adobe, Inc.(1)(2)	13,000	$6,179,810
Citrix Systems, Inc.(2)	25,268	3,546,616
Dassault Systemes SE	9,700	2,073,266
Microsoft Corp.(2)	217,208	51,211,130
Oracle Corp.(2)	34,518	2,422,128
Sage Group PLC (The)	164,137	1,386,661
salesforce.com, inc.(1)	5,500	1,165,285
Trend Micro, Inc.	14,097	707,642
Zscaler, Inc.(1)	2,092	359,134

		$69,051,672

Specialty Retail — 2.4%
Fast Retailing Co., Ltd.	18,000	$14,388,795
Fnac Darty S.A.(1)	922	56,538
Home Depot, Inc. (The)(2)	13,861	4,231,070
Lowe’s Cos., Inc.(2)	40,810	7,761,246
USS Co., Ltd.	27,200	533,483

		$26,971,132

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.(2)	463,314	$56,593,805
Hewlett Packard Enterprise Co.(2)	78,955	1,242,752
HP, Inc.(2)	39,615	1,257,776

		$59,094,333

Textiles, Apparel & Luxury Goods — 3.0%
adidas AG(1)	18,913	$5,908,244
Kering S.A.(2)	8,281	5,714,364
LVMH Moet Hennessy Louis Vuitton SE(2)	26,872	17,949,180
NIKE, Inc., Class B(2)	37,793	5,022,312

		$34,594,100

Tobacco — 0.9%
British American Tobacco PLC(2)	173,393	$6,590,744
Japan Tobacco, Inc.	27,000	518,681
Philip Morris International, Inc.(2)	31,523	2,797,351

		$9,906,776

Security	Shares	Value
Trading Companies & Distributors — 0.7%
Ferguson PLC	44,384	$5,301,887
Marubeni Corp.	20,000	167,041
Mitsubishi Corp.	21,400	606,670
Sumitomo Corp.	96,700	1,383,937

		$7,459,535

Transportation Infrastructure — 0.1%
Aeroports de Paris(1)	6,667	$795,364

		$795,364

Wireless Telecommunication Services — 1.1%
KDDI Corp.	113,000	$3,481,608
SoftBank Group Corp.	109,696	9,339,257
Vodafone Group PLC	100,000	182,357

		$13,003,222

Total Common Stocks — 100.7% (identified cost $346,065,076)		$1,141,566,895

Rights(1) — 0.0%(5)

Security	Shares	Value
Gas Utilities — 0.0%(5)
Snam SpA, Exp. 4/7/21	175,073	$180

Total Rights (identified cost $0)		$180

Total Investments — 100.7% (identified cost $346,065,076)		$1,141,567,075

Total Written Call Options — (1.0)% (premiums received $12,131,555)		$(11,266,358)

Other Assets, Less Liabilities — 0.3%		$3,932,282

Net Assets — 100.0%		$1,134,232,999

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written options.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $3,089,272 or 0.3% of the Fund’s net assets.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.9%	$626,144,228
Japan	10.2	115,923,288
United Kingdom	7.8	89,511,356
France	7.7	88,133,031
Germany	6.7	76,088,721
Switzerland	4.6	52,925,151
Netherlands	3.4	38,758,960
Ireland	1.7	19,076,283
Spain	1.5	17,631,664
Italy	0.9	10,421,854
Belgium	0.4	4,322,882
Denmark	0.1	1,363,507
Finland	0.1	1,266,150

Total Investments	100.0%	$1,141,567,075

Written Call Options — (1.0)%

Exchange-Traded Options — (1.0)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,180	EUR	46,246,678	EUR	3,825	4/9/21	$(1,365,061)
Dow Jones Euro Stoxx 50 Index	1,300	EUR	50,949,730	EUR	3,875	4/16/21	(1,048,128)
Dow Jones Euro Stoxx 50 Index	1,200	EUR	47,030,520	EUR	3,875	4/23/21	(1,050,375)
Dow Jones Euro Stoxx 50 Index	1,200	EUR	47,030,520	EUR	3,950	4/30/21	(478,695)
FTSE 100 Index	550	GBP	36,924,965	GBP	6,800	4/16/21	(267,900)
FTSE 100 Index	550	GBP	36,924,965	GBP	6,825	4/16/21	(209,921)
NASDAQ 100 Index	15	USD	19,637,160	USD	13,100	4/1/21	(96,900)
NASDAQ 100 Index	15	USD	19,637,160	USD	13,200	4/5/21	(84,225)
NASDAQ 100 Index	15	USD	19,637,160	USD	13,400	4/7/21	(45,075)
NASDAQ 100 Index	15	USD	19,637,160	USD	13,500	4/9/21	(46,950)
NASDAQ 100 Index	15	USD	19,637,160	USD	13,500	4/12/21	(61,350)
NASDAQ 100 Index	15	USD	19,637,160	USD	13,500	4/14/21	(85,725)
NASDAQ 100 Index	15	USD	19,637,160	USD	13,500	4/16/21	(104,700)
NASDAQ 100 Index	15	USD	19,637,160	USD	13,350	4/19/21	(192,300)
NASDAQ 100 Index	15	USD	19,637,160	USD	13,400	4/21/21	(191,775)
NASDAQ 100 Index	15	USD	19,637,160	USD	13,300	4/23/21	(274,125)
NASDAQ 100 Index	15	USD	19,637,160	USD	13,300	4/26/21	(288,000)
NASDAQ 100 Index	15	USD	19,637,160	USD	13,400	4/28/21	(252,000)
Nikkei 225 Index	110	JPY	3,209,668,000	JPY	29,500	4/2/21	(53,926)
Nikkei 225 Index	110	JPY	3,209,668,000	JPY	29,750	4/9/21	(117,454)
Nikkei 225 Index	110	JPY	3,209,668,000	JPY	30,375	4/16/21	(81,205)
Nikkei 225 Index	110	JPY	3,209,668,000	JPY	29,625	4/23/21	(342,217)
S&P 500 Index	76	USD	30,193,964	USD	3,900	4/1/21	(611,800)
S&P 500 Index	75	USD	29,796,675	USD	3,925	4/5/21	(444,000)
S&P 500 Index	75	USD	29,796,675	USD	3,950	4/7/21	(336,000)
S&P 500 Index	75	USD	29,796,675	USD	4,000	4/9/21	(151,500)
S&P 500 Index	75	USD	29,796,675	USD	4,000	4/12/21	(180,000)
S&P 500 Index	75	USD	29,796,675	USD	4,020	4/14/21	(151,125)
S&P 500 Index	75	USD	29,796,675	USD	4,010	4/16/21	(219,000)
S&P 500 Index	75	USD	29,796,675	USD	3,980	4/19/21	(355,875)
S&P 500 Index	75	USD	29,796,675	USD	3,970	4/21/21	(433,500)
S&P 500 Index	75	USD	29,796,675	USD	3,960	4/23/21	(507,750)
S&P 500 Index	75	USD	29,796,675	USD	4,000	4/26/21	(350,625)
S&P 500 Index	75	USD	29,796,675	USD	4,000	4/28/21	(379,875)
SMI Index	380	CHF	41,980,006	CHF	11,000	4/16/21	(407,301)

Total							$(11,266,358)

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks
Communication Services	$101,399,403		$25,457,591	$—	$126,856,994
Consumer Discretionary	90,370,263		77,533,450	—	167,903,713
Consumer Staples	35,792,384		53,759,533	—	89,551,917
Energy	8,240,058		16,920,788	—	25,160,846
Financials	50,786,183		62,301,302	—	113,087,485
Health Care	65,154,502		59,196,388	—	124,350,890
Industrials	43,480,510		72,039,479	—	115,519,989
Information Technology	210,534,914		64,992,960	—	275,527,874
Materials	10,631,099		53,599,746	—	64,230,845
Real Estate	7,240,868		2,886,734	—	10,127,602
Utilities	10,765,964		18,482,776	—	29,248,740
Total Common Stocks	$634,396,148	$	507,170,747 *	$—	$1,141,566,895
Rights	$—		$180	$—	$180
Total Investments	$634,396,148		$507,170,927	$—	$1,141,567,075

Liability Description
Written Call Options	$(5,844,175)		$(5,422,183)	$—	$(11,266,358)
Total	$(5,844,175)		$(5,422,183)	$—	$(11,266,358)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.